UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02853

Name of Registrant: Legg Mason Cash Reserve Trust

Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: August 31, 2005

Date of reporting period: February 28, 2005

Item 1 — Report to Shareholders

Semi-Annual Report to Shareholders

To Our Shareholders,

   The Legg Mason Cash Reserve Trust now has $2.1 billion invested in a diversified portfolio of high quality fixed income securities with relatively short maturities.

   As this letter is written, the Trust’s annualized yield for the past 7 days is 1.91%.A The average weighted maturity of our portfolio is 33 days.

   A complete listing of the Trust’s portfolio holdings at February 28, 2005, appears in this report. Categorized by type, the holdings consist of:

Asset-backed securities	1.2%
Bonds and medium-term notes	8.4%
Certificates of deposit	2.9%
Commercial paper	8.7%
Government agency obligations	67.3%
Repurchase agreements	11.5%

100.0%

   Note that 67.3% of the portfolio was invested in government agency securities and an additional 11.5% in repurchase agreements fully secured by such securities. Although most government agency securities are not backed by the full faith and credit of the U.S. government, all such securities held in the portfolio at February 28, 2005, carry a high rating from one or more of the three principal services which rate fixed income securities (Fitch, Moody’s or Standard & Poor’s).

Sincerely,

John F. Curley, Jr. Chairman	Mark R. Fetting President

March 29, 2005

A	The yields shown here are for past periods and are not intended to indicate future performance. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

2 Semi-Annual Report to Shareholders

Expense Example

Legg Mason Cash Reserve Trust

   As a shareholder of the Trust, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on September 1, 2004, and held through February 28, 2005.

Actual Expenses

   The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account	Ending Account	Expenses PaidA
	Value	Value	During the Period
	9/1/04	2/28/05	9/1/04 to 2/28/05

Actual	$1,000	$1,006	$3.36
Hypothetical (5% return before expenses)	$1,000	$1,021	$3.38

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The Trust’s annualized six-month expense ratio for that period is 0.68%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

Semi-Annual Report to Shareholders 3

Statement of Net Assets

Legg Mason Cash Reserve Trust

February 28, 2005 (Unaudited)
(Amounts in Thousands)

	Rate	Maturity Date	Par	Value

Corporate and Other Bonds — 5.9%
American Honda Finance Corporation	2.56%	4/8/05	$20,000	$20,000	A,B
FleetBoston Financial Corporation	7.25%	9/15/05	9,820	10,079
General Electric Company	2.743%	10/24/05	11,625	11,632	A
Morgan Stanley	2.71%	8/15/05	22,000	22,016	A
National Rural Utilities Cooperative Finance Corporation	2.81%	3/10/05	10,000	10,001	A
Pfizer Incorporated	2.69%	11/4/05	13,600	13,600	A
Province of Ontario	6.00%	2/21/06	16,500	16,943	C
Wal-Mart Stores, Inc.	2.36%	3/16/06	20,000	19,984	A

Total Corporate and Other Bonds (Identified Cost — $124,255)				124,255

Asset-Backed SecuritiesD — 1.2%
Honda Auto Receivables Owner Trust 2004-3	2.0925%	11/18/05	12,976	12,975
Nissan Auto Receivables OwnerTrust 2004-C	1.93%	9/15/05	7,423	7,423
WFS Financial Owner Trust 2004-4	2.0878%	11/17/05	5,970	5,970

Total Asset-Backed Securities (Identified Cost — $26,368)				26,368

U.S. Government and Agency Obligations — 68.4%
Fannie Mae	1.36% to 2.601%	3/2/05 to 5/27/05	508,369	507,984
Fannie Mae	2.46% to 2.55%	3/23/05 to 10/21/05	61,150	61,143	A
Federal Home Loan Bank	1.30% to 2.579%	3/1/05 to 11/2/05	544,750	544,219
Federal Home Loan Bank	2.32% to 2.59%	3/21/05 to 9/8/05	105,400	105,391	A
Freddie Mac	2.30% to 2.604%	3/8/05 to 9/26/05	186,405	186,139
Inter-American Development Bank	2.337%	3/15/05	50,000	49,955

Total U.S. Government and Agency Obligations (Identified Cost — $1,454,831)				1,454,831

4 Semi-Annual Report to Shareholders

Statement of Net Assets — Continued

Legg Mason Cash Reserve Trust — Continued

	Rate	Maturity Date	Par	Value

Certificates of Deposit — 3.0%
Harris Trust & Savings Bank	2.48%	3/21/05	$20,000	$20,000
HSBC Bank	2.51%	3/17/05	22,000	22,000
Wells Fargo Bank NA	2.52%	3/22/05	21,500	21,500

Total Certificates of Deposit (Identified Cost — $63,500)				63,500

Commercial Paper — 8.8%
Bank One NA	2.48%	3/14/05	10,000	10,000	A
Banque et Caisse d’ Epargne de L’Etat	2.83%	6/2/05	20,000	19,854	C,E
BellSouth Corporation	2.49%	3/3/05	15,500	15,498	E
Bristol-Myers Squibb Company	2.511%	3/2/05	23,000	22,998	E
Caterpillar Inc.	2.54%	3/14/05	20,000	19,982	E
Citigroup Global Markets Holdings Inc.	2.522%	3/3/05	10,000	9,999	E
Danske Corporation	2.51%	3/7/05	21,000	20,991	E
Goldman Sachs Group Incorporated	2.70%	7/29/05	15,500	15,500
KfW International Finance Inc.	2.474%	3/11/05	24,000	23,984	E
National Australia Funding Delaware Inc	2.526%	3/23/05	29,000	28,955	E

Total Commercial Paper (Identified Cost — $187,761)				187,761

Medium-Term Notes — 2.7%
CIT Group Inc.	2.98%	11/4/05	22,400	22,435	A
Citigroup Global Markets Holdings Inc.	2.52%	12/12/05	5,000	5,003	A
Svenska Handelsbanken Ab	2.479%	9/26/05	15,300	15,295	C,A
Wells Fargo & Company	2.491%	6/17/05	15,000	15,001	A

Total Medium-Term Notes (Identified Cost — $57,734)				57,734

Repurchase Agreements — 11.7%
Goldman, Sachs & Company 2.62%, dated 2/28/05, to be repurchased at $122,141 on 3/1/05 (Collateral: $125,485 Federal Home Loan Bank bonds, 2.22% to 2.75%, due 5/15/06 to 6/9/06, value $125,388)			122,132	122,132

Semi-Annual Report to Shareholders 5

	Par	Value

Repurchase Agreements — Continued

Merrill Lynch Government Securities, Inc. 2.60%, dated 2/28/05, to be repurchased at $126,098 on 3/1/05 (Collateral: $50,000 Federal Home Loan Bank bonds, 4.25%, due 9/9/09, value $51,498; $76,680 Freddie Mac notes, 3.00% to 5.50%, due 7/15/06 to 9/29/06, value $78,906)	$126,089	$126,089

Total Repurchase Agreements (Identified Cost — $248,221)		248,221

Total Investments, at Amortized Cost and Value — 101.7%		2,162,670
Other Assets Less Liabilities — (1.7)%		(35,884)

Net Assets Applicable to 2,126,834 Shares Outstanding — 100.0%		$2,126,786

Net Asset Value Per Share		$ 1.00

A	Indexed security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of February 28, 2005.

B	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. This security represents 0.94% of net assets.

C	Yankee Bond or Certificate of Deposit — A dollar-denominated bond or certificate of deposit issued in the U.S. by foreign entities.

D	Asset-backed securities – A security which is secured by a pool of assets such as property, mortgages or receivables.

E	Discount Commercial Paper — Commercial paper which does not make periodic interest payments but is sold at such a discount as to produce a current yield to maturity. The rate shown represents the yield to maturity.

See notes to financial statements.

6 Semi-Annual Report to Shareholders

Statement of Operations

Legg Mason Cash Reserve Trust

For the Six Months Ended February 28, 2005
(Amounts in Thousands) (Unaudited)

Investment Income:
Interest		$20,559

Expenses:
Management fees	$4,787
Distribution fees	1,042
Audit and legal fees	73
Custodian fees	132
Registration fees	48
Reports to shareholders	53
Transfer agent and shareholder servicing expense	849
Trustees’ fees and expenses	31
Other expenses	34

	7,049
Less: Fees waived	(18)
Compensating balance credits	(4)

Total expenses, net of waivers and compensating balance credits		7,027

Net Investment Income		13,532

Net Realized Gain/(Loss) on Investments		(47)

Change in Net Assets Resulting From Operations		$13,485

See notes to financial statements.

Semi-Annual Report to Shareholders 7

Statement of Changes in Net Assets

Legg Mason Cash Reserve Trust

(Amounts in Thousands)

	For the	For the
	Six Months Ended	Year Ended
	February 28, 2005	August 31, 2004

	(Unaudited)

Change in Net Assets:
Net investment income	$13,532	$10,463
Net realized gain/(loss) on investments	(47)	(1)

Change in net assets resulting from operations	13,485	10,462
Distributions to shareholders from net investment income	(13,532)	(10,694)
Change in net assets from Trust share transactions	38,541	(242,687)

Change in net assets	38,494	(242,919)

Net Assets:
Beginning of period	2,088,292	2,331,211

End of period	$2,126,786	$2,088,292

See notes to financial statements.

8 Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Cash Reserve Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. Total returns assume that dividends and distributions were reinvested at the time they were paid. This information has been derived from information provided in the financial statements.

	For the Six		Years Ended August 31,
	Months Ended
	February 28, 2005		2004	2003	2002	2001	2000

	(Unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	.01		.005	.01	.02	.05	.05
Distributions from net investment income	(.01)		(.005)	(.01)	(.02)	(.05)	(.05)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Ratios/supplemental data:
Total return	.64%	A	.49%	.69%	1.56%	4.89%	5.36%
Expenses to average net assets	.68%	B	.67%	.70%	.69%	.67%	.68%
Net investment income to average net assets	1.30%	B	.47%	.68%	1.55%	4.74%	5.25%
Net assets, end of period (in millions)	$2,127		$2,088	$2,331	$2,439	$2,291	$1,950

A	Not annualized.

B	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders 9

Notes to Financial Statements

Legg Mason Cash Reserve Trust

(Amounts in Thousands)(Unaudited)

1. Organization and Significant Accounting Policies:

   The Legg Mason Cash Reserve Trust (“Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.
   Preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation

   In accordance with Rule 2a-7, portfolio securities are valued on the basis of amortized cost, so long as the Trust’s Board of Trustees determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At February 28, 2005, $39,936 was payable for securities purchased. There were no unsettled receivables for investments sold.

Investment Income and Dividends to Shareholders

   Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net investment income for dividend purposes consists of interest accrued, plus original issue and market discount earned, less amortization of market premium and accrued expenses. At February 28, 2005, dividends payable of $1,315 were accrued.

Federal Income Taxes

   No provision for federal income or excise taxes is required since the Trust intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from U.S. generally accepted accounting principles, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of

10 Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Cash Reserve Trust — Continued

distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

   The Trust intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. During the six months ended February 28, 2005, the Trust had realized losses of $47. As of August 31, 2004, the Trust had a capital loss carryforward of $18 which expires in 2011.

Other

   In the normal course of business, the Trust enters into contracts that provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made against the Trust in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Repurchase Agreements:

   The Trust may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Trust’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

3. Transactions With Affiliates:

   The Trust has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to this agreement, LMFA provides the Trust with management and administrative services, for which the Trust pays a fee at an annual rate ranging from 0.50% of the first $500 million of average daily net assets to 0.40% of average daily net assets in excess of $2 billion. Management fees of $748 were payable to LMFA at February 28, 2005.
   Western Asset Management Company (“Adviser”) serves as investment adviser to the Trust. The Adviser is responsible for the actual investment activity of the Trust. LMFA (not

Semi-Annual Report to Shareholders 11
the Trust) pays the Adviser a fee at an annual rate equal to 30% of the management fee received by LMFA.
   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Trust. Legg Mason receives an annual distribution fee of 0.10% of the Trust’s average daily net assets. Distribution and service fees of $160 were payable to Legg Mason at February 28, 2005.
   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Trust’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $328 for the six months ended February 28, 2005.
   The Adviser, LMFA, Legg Mason and LMFS are wholly owned subsidiaries of Legg Mason, Inc.

4. Trust Share Transactions:

   The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At February 28, 2005, net assets consisted of paid-in capital of $2,126,834 and accumulated net realized loss of $48. Since the Trust has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

	Six Months Ended	Year Ended
	2/28/05	8/31/04

Sold	$3,177,471	$6,331,379
Reinvestment of Distributions	12,554	10,076
Repurchased	(3,151,484)	(6,584,142)

Net Change	$38,541	$(242,687)

Notes

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc. Baltimore, MD

Investment Adviser

Western Asset Management Company Pasadena, CA

Board of Trustees

John F. Curley, Jr., Chairman
Mark R. Fetting, President
Dr. Ruby P. Hearn
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
G. Peter O’Brien
S. Ford Rowan
Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Treasurer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Richard M. Wachterman, Secretary
Erin K. Morris, Assistant Treasurer
Jennifer P. Streaks, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA

Custodian

State Street Bank & Trust Company Boston, MA

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP Washington, DC

Independent Registered Public Accounting Firm

Ernst & Young LLP Philadelphia, PA

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust

Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust

Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust

Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio

Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust

Money Market Funds
Cash Reserve Trust
Tax Exempt Trust
U.S. Government Money Market Portfolio	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Trust uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Trust’s website at www.leggmasonfunds.com/aboutlmf.

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Funds

For Primary Class Shareholders
800-822-5544
www.leggmasonfunds.com

Legg Mason Wood Walker, Incorporated

P.O. Box 1476, Baltimore, MD 21203-1476
410-539-0000

LMF-018

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

The Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21201, Attn: Fund Secretary.

Item 11. Controls and Procedures.

     (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable for semi-annual reports.

(a)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Cash Reserve Trust

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Cash Reserve Trust
Date: April 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Cash Reserve Trust
Date: April 29, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Treasurer, Legg Mason Cash Reserve Trust
Date: April 29, 2005